Loss Per Share (Schedule of Computation of Basic and Diluted Net Loss Per Share) (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to Tuniu Corporation	¥ (767,304)	$ (117,934)	¥ (2,407,194)	¥ (1,463,281)
Accretion on redeemable noncontrolling interests	(5,725)	(880)	(106)
Net loss attributable to ordinary shareholders	¥ (773,029)	$ (118,814)	¥ (2,407,300)	¥ (1,463,281)
Denominator:
Weighted average number of ordinary shares outstanding-basic and diluted (in shares)	378,230,039	378,230,039	373,347,855	248,362,837
Basic and diluted net loss per share attributable to the Company's ordinary shareholders (in dollars per share) | (per share)	¥ (2.04)	$ (0.31)	¥ (6.45)	¥ (5.89)